Clearwater Core Equity Fund
Clearwater Core Equity Fund (formerly, the Clearwater Growth Fund)
Investment Objective:
The Fund seeks long-term growth of capital.
Current income, to the extent income is produced by the stocks held by the Fund is a secondary objective.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Core Equity Fund
Management Fees	0.90%
Other Expenses	none
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.90%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Core Equity Fund	92	287	498	1,108

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio ). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.01% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund's adviser allocates portions of the Fund's assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates ("Parametric"), Heartland Advisors, Inc. ("Heartland"), Knightsbridge Asset Management, LLC ("Knightsbridge"), and Osterweis Capital Management, LLC ("Osterweis"). Fiduciary Counselling, Inc. ("FCI") also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 60% of the Fund's total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management.

To the extent feasible, Parametric manages its portion of the Fund's assets so that its holdings generally match the holdings of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The market capitalization of the companies included in the Russell 1000 Index as of May 31, 2011, was between $1.6 billion and $411 billion. Heartland's strategy is to invest in a concentrated number (generally 40-60) of common stocks across all capitalization levels, although generally those of entities with capitalizations in excess of $500 million at the time of purchase. Knightsbridge manages its portion of the Fund's assets by investing in a concentrated portfolio of equity securities (generally 15-25) across capitalization levels. Osterweis invests its portion of the Fund's assets in common stocks of companies across all capitalization levels that it deems to have attractive growth prospects but considers to be undervalued or otherwise out-of-favor in the market at the time of purchase. The overall market capitalization of the Fund may cover all ranges.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money. The principal risks of investing in the Fund include:

Active Management Risk
Certain subadvisers provide active management and as a result, the Fund's performance will reflect in part the adviser's or subadvisers' ability to make investment decisions that are suited to achieving the Fund's investment objective. To the extent the Fund is actively managed, it could underperform other mutual funds with similar investment objectives.

Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transactions costs. The subadvisers selected may underperform the market generally or other subadvisers that could have been selected for the Fund.

Passive Management Risk

Because a portion of the Fund is managed so that its holdings match those of a certain market index, the Fund faces a risk of poor performance if :
•	The Russell 1000 Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks .
•	The stocks of companies which comprise the Russell 1000 Index fall out of favor with investors.
•	An adverse company specific event , such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 1000 Index .

Market Risk
The price of equity securities may fluctuate quickly and unpredictably. Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets. The value of an individual security may decline for any number of reasons related to the specific issuer.

Small- and Medium-Sized Risk
Stocks of small- and medium-size companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

Investment Style Risk:

Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund's assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations.

Past Performance

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 1000 Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Clearwater Core Equity Fund % Total Return

Calendar Years Ended December 31

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest: 16.3% in 2nd Quarter 2009
Lowest: -22.2% in 4th Quarter 2008

Clearwater Core Equity Fund Average Annual Total Returns (For the Periods Ended December 31, 2011)
Average Annual Total Returns -		1 Year	5 Years	10 Years
Clearwater Core Equity Fund		(3.04%)	1.35%	2.45%
Clearwater Core Equity Fund Return After Taxes on Distributions		(3.22%)	(1.66%)	2.16%
Clearwater Core Equity Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.73%)	(1.22%)	2.04%
Clearwater Core Equity Fund Russell 1000 Index (reflects no deduction for expenses or taxes)		1.51%	(0.02%)	3.35%
[1]	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund shares to be greater than the returns after taxes on distributions or even the returns before taxes.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.